Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
	2023
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total

January 1
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	-	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

January 1	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
Acquisition through business combination	$51,069,453	21,486,396	8,496,699	-	977,732	82,030,280
Additions	-	-	-	-	93,347	93,347
Amortization expenses	-	(52,205)	(1,402,133)	(111,530)	(243,906)	(1,809,774)
Disposal	-	-	-	-	(7,888)	(7,888)
Impairment	-	-	-	-	(298,424)	(298,424)
Exchange difference	-	(819)	(14,920)	(1,707)	(11,354)	(28,800)
December 31	$60,741,929	$22,012,822	$10,267,968	330,512	$794,525	$94,147,756

December 31
Cost	$60,741,929	$22,083,887	$13,788,135	566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
	2024
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total

January 1
Cost	$60,741,929	$22,083,887	$13,788,135	$566,591	$2,139,623	$99,320,165
Accumulated amortization	-	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	-	-	-	-	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756

January 1	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
Acquisition through business combination	1,943,850	-	474,852	-	-	2,418,702
Additions	-	871	-	-	274,738	275,609
Amortization expenses	-	(50,876)	(1,693,877)	(108,233)	(248,094)	(2,101,080)
Impairment	(28,165,304)	(450,092)	(358,522)	(52,132)	-	(29,026,050)
Exchange difference	(560,422)	(23,481)	(113,205)	(17,738)	(61,457)	(776,303)
December 31	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

December 31
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$100,681,680
Accumulated amortization	-	(116,327)	(4,998,808)	(327,158)	(1,076,756)	(6,519,049)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	(268,414)	(29,223,997)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

	2025
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Copyrights	Total

January 1
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$-	$100,681,680
Accumulated amortization	-	(116,327)	(4,998,808)	(327,158)	(1,076,756)	-	(6,519,049)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	(268,414)	-	(29,223,997)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$ 7 59,712	$-	$64,938,634

January 1	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$-	$64,938,634
Additions	-	-	-	-	145,576	123,004	268,580
Amortization expenses	-	(1,187)	(1,597,179)	(39,942)	(339,724)	(115,991)	(2,094,023)
Impairment	(25,544,313)	(10,417,255)	(3,202,303)	-	(19,064)	-	(39,182,935)
Exchange difference	280,044	178	41,078	6,951	10,900	(62)	339,089
December 31	$8,695,784	$11,070,980	$3,818,812	$119,418	$557,400	$6,951	$24,269,345

December 31
Cost	$62,464,202	$22,070,756	$14,141,770	$553,612	$2,232,388	$14,463	$101,477,191
Accumulated amortization	-	(122,405)	(6,754,148)	(380,901)	(1,388,025)	(7,512)	(8,652,991)
Accumulated impairment	(53,768,418)	(10,877,371)	(3,568,810)	(53,293)	(286,963)	-	(68,554,855)
	$8,695,784	$11,070,980	$3,818,812	$119,418	$557,400	$6,951	$24,269,345